Property, Plant and Equipment	12 Months Ended
Dec. 31, 2021
IFRS Text Block [Abstract]
Property, Plant and Equipment

Note 11. Property, Plant and Equipment

											Investments
					Machinery						in Fixed
					and		Refrigeration		Returnable		Assets in		Leasehold
Cost	Land		Buildings		Equipment		Equipment		Bottles		Progress		Improvements		Other		Total
Cost as of January 1,2019	Ps.	9,568	Ps.	25,081	Ps.	76,204	Ps.	17,034	Ps.	14,749	Ps.	7,849	Ps.	21,559	Ps.	895	Ps.	172,939
Additions (1)		309		1,134		6,826		636		2,581		8,421		2,907		112		22,926
Additions from business acquisitions		146		806		686		—		—		—		466		—		2,104
Changes in the fair value of past acquisitions		142		227		50		(13)		—		—		7		(8)		405
Transfer of completed projects in progress		(253)		581		3,694		1,396		359		(6,284)		496		11		—
Transfer (to)/from assets classified as held for sale		—		—		(410)		—		—		—		—		(49)		(459)
Disposals		(15)		(254)		(3,195)		(1,032)		(1,056)		(33)		(170)		(38)		(5,793)
Effects of changes in foreign exchange rates		(329)		(1,147)		(2,463)		(961)		(833)		(370)		26		(130)		(6,207)
Changes in value on the recognition of inflation effects		114		366		1,254		241		352		18		—		—		2,345
Cost as of December 31, 2019	Ps.	9,682	Ps.	26,794	Ps.	82,646	Ps.	17,301	Ps.	16,152	Ps.	9,601	Ps.	25,291	Ps.	793	Ps.	188,260

											Investments
					Machinery						in Fixed
					and		Refrigeration		Returnable		Assets in		Leasehold
Cost	Land		Buildings		Equipment		Equipment		Bottles		Progress		Improvements		Other		Total
Cost as of January 1,2020	Ps.	9,682	Ps.	26,794	Ps.	82,646	Ps.	17,301	Ps.	16,152	Ps.	9,601	Ps.	25,291	Ps.	793	Ps.	188,260
Additions (1)		241		616		5,277		137		2,613		6,979		2,611		185		18,659
Additions from business acquisitions		158		—		200		—		—		3		46		81		488
Changes in the fair value of past acquisitions		—		—		59		—		—		—		—		—		59
Transfer of completed projects in progress		4		809		3,471		1,192		57		(5,644)		110		1		—
Transfer (to)/from assets classified as held for sale		—		—		449		—		—		—		—		—		449
Disposals		(13)		(122)		(3,358)		(1,073)		(561)		(12)		(808)		(58)		(6,005)
Specialty's disposal		—		—		(775)		—		—		(24)		(1,036)		—		(1,835)
Effects of changes in foreign exchange rates		(238)		(1,135)		(2,233)		(797)		(629)		(339)		310		(97)		(5,158)
Effects on the recognition of inflation effects		88		293		990		189		291		(30)		3		—		1,824
Cost as of December 31, 2020	Ps.	9,922	Ps.	27,255	Ps.	86,726	Ps.	16,949	Ps.	17,923	Ps.	10,534	Ps.	26,527	Ps.	905	Ps.	196,741

											Investments
					Machinery						in Fixed
					and		Refrigeration		Returnable		Assets in		Leasehold
Cost	Land		Buildings		Equipment		Equipment		Bottles		Progress (2)		Improvements		Other		Total
Cost as of January 1,2021	Ps.	9,922	Ps.	27,255	Ps.	86,726	Ps.	16,949	Ps.	17,923	Ps.	10,534	Ps.	26,527	Ps.	905	Ps.	196,741
Additions (1)		303		484		5,263		115		3,655		8,527		2,869		237		21,453
Additions from business acquisitions		—		—		86		—		—		—		—		—		86
Changes in the fair value of past acquisitions		—		—		55		—		—		—		3		—		58
Transfer of completed projects in progress		3		768		4,997		1,351		31		(7,384)		215		19		—
Transfer (to)/from assets classified as held for sale		—		—		60		—		—		—		(8)		4		56
Disposals		(93)		(205)		(7,196)		(1,614)		(2,300)		(190)		(1,771)		(32)		(13,401)
Effects of changes in foreign exchange rates		(162)		(657)		(1,487)		(556)		(364)		(752)		(76)		(82)		(4,136)
Effects on the recognition of inflation effects		140		464		1,580		318		487		1		—		—		2,990
Cost as of December 31, 2021	Ps.	10,113	Ps.	28,109	Ps.	90,084	Ps.	16,563	Ps.	19,432	Ps.	10,736	Ps.	27,759	Ps.	1,051	Ps.	203,847
(1)	Total includes Ps. 3,784, Ps. 289 and Ps. 610 outstanding payment to suppliers, as of December 31, 2021, 2020 and 2019 respectively.
(2)	Investments in fixed assets in progress are expected to be completed and transferred within other fixed assets categories within next twelve months.

											Investments
					Machinery						in Fixed
					and		Refrigeration		Returnable		Assets in		Leasehold
Accumulated Depreciation	Land		Buildings		Equipment		Equipment		Bottles		Progress		Improvements		Other		Total
Accumulated Depreciation as of January 1,2019	Ps.	—	Ps.	(6,179)	Ps.	(32,860)	Ps.	(8,174)	Ps.	(8,706)	Ps.	—	Ps.	(7,930)	Ps.	(488)	Ps.	(64,337)
Depreciation for the year		—		(937)		(7,862)		(1,862)		(2,734)		—		(1,985)		(88)		(15,468)
Transfer to/(from) assets classified as held for sale		—		—		262		—		—		—		—		—		262
Disposals		—		46		1,967		966		1,079		—		115		31		4,204
Effects of changes in foreign exchange rates		—		264		1,249		583		572		—		64		63		2,795
Changes in value on the recognition of inflation effects		—		(92)		(629)		(164)		(302)		—		(2)		(14)		(1,203)
Accumulated Depreciation as of December 31, 2019	Ps.	—	Ps.	(6,898)	Ps.	(37,873)	Ps.	(8,651)	Ps.	(10,091)	Ps.	—	Ps.	(9,738)	Ps.	(496)	Ps.	(73,747)

											Investments
					Machinery						in Fixed
					and		Refrigeration				Assets in		Leasehold
Accumulated Depreciation	Land		Buildings		Equipment		Equipment		Returnable Bottles		Progress		Improvements		Other		Total
Accumulated Depreciation as of January 1,2020	Ps.	—	Ps.	(6,898)	Ps.	(37,873)	Ps.	(8,651)	Ps.	(10,091)	Ps.	—	Ps.	(9,738)	Ps.	(496)	Ps.	(73,747)
Depreciation for the year		—		(828)		(8,390)		(1,832)		(2,779)		—		(2,404)		(145)		(16,378)
Transfer to/(from) assets classified as held for sale		—		—		(282)		—		—		—		—		—		(282)
Disposals		—		38		2,707		989		536		—		492		38		4,800
Specialty's disposal		—		—		625		—		—		—		649		—		1,274
Effects of changes in foreign exchange rates		—		127		698		464		432		—		(123)		170		1,768
Changes in value on the recognition of inflation effects		—		(82)		(595)		(132)		(250)		—		(6)		(5)		(1,070)
Accumulated Depreciation as of December 31, 2020	Ps.	—	Ps.	(7,643)	Ps.	(43,110)	Ps.	(9,162)	Ps.	(12,152)	Ps.	—	Ps.	(11,130)	Ps.	(438)	Ps.	(83,635)

											Investments
					Machinery						in Fixed
					and		Refrigeration		Returnable		Assets in		Leasehold
Accumulated Depreciation	Land		Buildings		Equipment		Equipment		Bottles		Progress		Improvements		Other		Total
Accumulated Depreciation as of January 1,2021	Ps.	—	Ps.	(7,643)	Ps.	(43,110)	Ps.	(9,162)	Ps.	(12,152)	Ps.	—	Ps.	(11,130)	Ps.	(438)	Ps.	(83,635)
Depreciation for the year		—		(870)		(8,344)		(1,795)		(2,708)		—		(2,462)		(154)		(16,333)
Transfer to/(from) assets classified as held for sale		—		—		(38)		—		—		—		—		—		(38)
Disposals		—		80		5,312		1,493		2,391		—		1,649		31		10,956
Effects of changes in foreign exchange rates		—		151		864		372		222		—		417		88		2,114
Changes in value on the recognition of inflation effects		—		(139)		(946)		(208)		(427)		—		(6)		(38)		(1,764)
Accumulated Depreciation as of December 31, 2021	Ps.	—	Ps.	(8,421)	Ps.	(46,262)	Ps.	(9,300)	Ps.	(12,674)	Ps.	—	Ps.	(11,532)	Ps.	(511)	Ps.	(88,700)

											Investments
					Machinery						in Fixed
					and		Refrigeration		Returnable		Assets in		Leasehold
Carrying Amount	Land		Buildings		Equipment		Equipment		Bottles		Progress		Improvements		Other		Total
As of December 31, 2019	Ps.	9,682	Ps.	19,896	Ps.	44,773	Ps.	8,650	Ps.	6,061	Ps.	9,601	Ps.	15,553	Ps.	297	Ps.	114,513
As of December 31, 2020	Ps.	9,922	Ps.	19,612	Ps.	43,616	Ps.	7,787	Ps.	5,771	Ps.	10,534	Ps.	15,397	Ps.	467	Ps.	113,106
As of December 31, 2021	Ps.	10,113	Ps.	19,688	Ps.	43,822	Ps.	7,263	Ps.	6,758	Ps.	10,736	Ps.	16,227	Ps.	540	Ps.	115,147

For the years ended December 31, 2021, 2020 and 2019, the Company did not recognize any capitalization of borrowing costs.